VIA OVERNIGHT COURIER AND EDGAR

May 2, 2006

Re:	MasterCard Incorporated
Pre-Effective Amendment No. 5 to
Registration Statement on Form S-1
File No. 333-128337

Amanda McManus, Esq.

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Dear Ms. McManus:

On behalf of MasterCard Incorporated we hereby transmit via EDGAR for filing with the Securities and Exchange Commission (“SEC”) Pre-Effective Amendment No. 5 to the above-referenced registration statement relating to the offering of shares of MasterCard’s Class A common stock, par value $0.0001 per share, marked to show changes from the Registration Statement as filed on April 14, 2006. The Registration Statement has been revised in response to the Staff’s comments and to reflect other updating changes.

To assist your review, we have retyped the Staff’s comments in italics below. The responses and information described below are based upon information provided to us by MasterCard.

Securities and Exchange Commission	-2-	May 2, 2006

Dividend Policy, page 34

1.	We have reviewed your new disclosure under this heading and your response to our prior comment number 1. Please revise your disclosure to include an explanation of the assumptions underlying your conclusion that you will be able to pay the projected dividend, including the number of shares of Class A and Class B common stock that will be outstanding and the aggregate amount of the quarterly dividend. In addition, please explain, as you have done in your response to us, that your conclusion is based upon your historic cash flows from 2005, in addition to cash available, quantifying such amounts.

In response to the Staff’s comment, MasterCard has revised its disclosure in the Registration Statement under the caption “Dividend Policy” as follows:

“Following this offering and subject to legally available funds, we currently intend to pay a quarterly cash dividend at an annual rate initially equal to $0.36 per share (or a quarterly rate initially equal to $0.09 per share) of Class A common stock and Class B common stock, commencing in the fourth quarter of 2006. Based on the approximately 135 million shares of Class A common stock and Class B common stock to be outstanding after the offering transactions, this dividend policy implies a quarterly cash requirement of approximately $12 million. Our cash flows provided by (used in) operating activities, which were $273 million for the year ended December 31, 2005 ($(14 million), $211 million, $151 million and $(75 million) for the quarterly periods ended March 31, June 30, September 30 and December 31, 2005, respectively) and $41 million for the three months ended March 31, 2006, indicate a level of cash flows from operating activities which we believe provides us with a reasonable basis for our assessment that we can support our intended dividend policy. In addition, we had $1.3 billion of cash, cash equivalents and available-for-sale securities as of March 31, 2006. The declaration and payment of any future dividends will be at the sole discretion of our board of directors after taking into account various factors, including our financial condition, settlement guarantees, operating results, available cash and current and anticipated cash needs.”

Consolidated Financial Statements

Note 12 – Postemployment and Postretirement Benefits, page F-26

2.	We have read your response to prior comment 2 and note that management determines the appropriateness of the Plan assumptions by performing a detailed review of these assumptions at a minimum every three years. Please tell how you considered the appropriateness of performing such review at a minimum every three years rather than at each reporting period. In addition, considering that the liability for expected future severance obligations is based on an actuarial calculation which is driven by several long-term assumptions and changes in assumptions could have a material impact on expenses, please expand your critical accounting estimate disclosure on page 53 to discuss how you account for postemployment benefits, primarily severance.

Securities and Exchange Commission	-3-	May 2, 2006

MasterCard’s prior response was not sufficiently robust to describe the detailed procedures that MasterCard regularly performs for reviewing the severance accruals. MasterCard conducts review procedures at every reporting period end to review known trends. MasterCard performs variance analysis and other analytics to determine if its reserves and obligations are appropriate. MasterCard’s severance liability is impacted by both current and long-term assumptions. Current factors include the discount rate and participant data, including years of service and salary levels. Long-term assumptions include the number of severed employees, severed employees by pay band and the type of benefit package (regular or enhanced). Additionally, MasterCard ensures that it separately accrues for known instances of severance on a monthly basis.

MasterCard revalued its Statement of Financial Accounting Standard (“SFAS”) 112 severance obligation using outside actuarial assistance in 2003, 2004 and 2005 for changes in its current factors (discount rate, years of service and salary levels). The changes in these assumptions did not significantly impact the amount of the obligation. MasterCard’s practice has been to review the longer term assumptions at a minimum of every three years, or earlier if circumstances warrant. Based on minimal changes to the participant pool (less than 4% in 2003 to 2005) and other factors, MasterCard did not believe it was necessary in its judgment to update the longer term assumptions in 2003 or 2004. Had events occurred that led MasterCard to believe that its severance patterns and obligations had changed, MasterCard would have accelerated the review of the longer term assumptions.

In response to the Staff’s comment, MasterCard has revised its disclosure in the Registration Statement under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Critical Account Estimates” to add the additional following disclosure:

Securities and Exchange Commission	-4-	May 2, 2006

Financial Statement Caption/Critical Accounting Estimate	Assumptions/Approach Used	Effect if Actual Results Differ from Assumptions
Postemployment Benefit Plan:

We have a formal severance plan which sets forth the guidelines with respect to severance payments to salaried employees whose normal assignment is within the United States. Approximately 3,000 of our employees are covered by the Plan. Severance benefits are determined primarily by years of service and pay band in accordance with either a standard or enhanced payment schedule, which is determined by the cause of the severance action. Certain assumptions are used in the determination of the liability for expected future severance obligations. Key assumptions include the number of severed participants, number of severed individuals by pay band, benefit package and discount rate.

The assumption for the number of severed participants used in the calculation was 100 for 2005. The pay bands for these individuals was estimated using historical 2005 experience as a base, adjusted for a number of strategic and human resource initiatives implemented in 2005. We review historical trends and future expectations when determining the type of benefits to be offered to the severed participants.

The discount rate for our postemployment plan is subject to change each year, consistent with changes in high-quality, long-term corporate bond markets. We referenced the Moody’s Aa Corporate Bond Index, arithmetically rounded, to select our discount rate to measure the severance obligations of our postemployment plan.

Our discount rate was 5.75% as of December 31, 2005.

A 5% increase in the number of severed participants would increase our severance obligations by $1.3 million. An equal but opposite effect would be experienced for a 5% decrease in the number of participants.

A quarter of a percentage point decrease or increase in our discount rate would have an impact of approximately $0.3 million on our severance obligations.

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Securities and Exchange Commission	-5-	May 2, 2006

Please do not hesitate to call Vincent Pagano, Jr. at 212-455-3125 or Joshua Ford Bonnie at 212-455-3986 with any questions or further comments you may have regarding this filing or if you wish to discuss the above response.

Very truly yours,

/s/ SIMPSON THACHER & BARTLETT LLP

SIMPSON THACHER & BARTLETT LLP

cc:	Securities and Exchange Commission

Karen J. Garnett, Esq.

Rachel Zablow

Steven Jacobs

MasterCard Incorporated

Noah J. Hanft, Esq.

Timothy H. Murphy, Esq.

Cleary Gottlieb Steen & Hamilton LLP

David Lopez, Esq.